Other Income (Tables)	12 Months Ended
Dec. 31, 2013
Other Income
Schedule of components of other income

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Government subsidies	85,311	1,415,420	6,292,006
Claims for Goods insurance	128,002	583,958	1,698,484
Others	350,869	563,943	717,997

Total other income	564,182	2,563,321	8,708,487